Segmented information	6 Months Ended
Jun. 30, 2017
Disclosure Text Block [Abstract]
Segment Reporting Disclosure [Text Block]
12	Segmented information

The Company operates in one business segment being the exploration of mineral property interests. The Company’s assets are geographically segmented as follows:

	June 30, 2017	December 31, 2016
United States (Note 2)	$-	$39,264
Canada	7,930	13,232
Other	1,081	784
	$9,011	$53,280